STATEMENTS OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - EBP France - EUR (€)	Jun. 30, 2025	Jun. 30, 2024
ASSETS:
Total investments	€ 212,369,557	€ 218,772,852
Receivables:
Participant contribution	3,914,803	2,670,669
Employer contribution	1,737,837	4,202,718
Total receivables	5,652,640	6,873,387
NET ASSETS AVAILABLE FOR PLAN BENEFITS	218,022,196	225,646,238
EBP, Participant-Directed
ASSETS:
Total investments	77,442,079	73,247,110
EBP, Nonparticipant-Directed
ASSETS:
Total investments	134,927,478	145,525,742
Receivables:
NET ASSETS AVAILABLE FOR PLAN BENEFITS	€ 134,927,478	€ 145,525,742